Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
14.
Derivative Instruments and Hedging Activities

We are exposed to certain market risks relating to our ongoing business operations, including foreign currency exchange rate risk, commodity price risk, interest rate risk and credit risk. We manage our exposure to these and other market risks through regular operating and financing activities. Currently, the only risks that we manage through the use of derivative instruments are interest rate risk and foreign currency exchange rate risk.

Interest Rate Risk

Derivatives Designated as Fair Value Hedges

We currently use fixed-to-variable interest rate swaps to partially manage our exposure to interest rate risk from our cash investments and debt portfolio. These derivative instruments are designated as fair value hedges under GAAP. Changes in the fair value of the derivative instrument are recorded in current earnings and are offset by gains or losses on the underlying debt instrument.

In 2021, we entered into $1 billion of fixed-to-variable interest rate swaps that we have designated as fair value hedges of $1 billion of our fixed rate debt obligations.

As of December 31, 2025 and December 31, 2024, the following amounts were recorded on our consolidated balance sheets related to cumulative basis adjustments for fair value hedges (in millions):

	Carrying Amount of the Hedged Liabilities		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Liabilities
Balance Sheet Line Item	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Long-term debt	$884.0	$837.6	$(112.4)	$(158.6)

Derivatives Designated as Cash Flow Hedges

In 2014, we entered into forward starting interest rate swaps that were designated as cash flow hedges of our thirty-year tranche of senior notes (the 4.450% Senior Notes due 2045) we expected to issue in 2015. The forward starting interest rate swaps mitigated the risk of changes in interest rates prior to the completion of the notes offering. The interest rate swaps were settled, and the remaining loss to be recognized at December 31, 2025 was $22.5 million, which will be recognized using the effective interest rate method over the remaining maturity period of the hedged notes.

Foreign Currency Exchange Rate Risk

We operate on a global basis and are exposed to the risk that our financial condition, results of operations and cash flows could be adversely affected by changes in foreign currency exchange rates. To reduce the potential effects of foreign currency exchange rate movements on net earnings, we enter into derivative financial instruments in the form of foreign currency exchange forward contracts with major financial institutions. We also designated our Euro notes and other foreign currency exchange forward contracts as net investment hedges of investments in foreign subsidiaries. We are primarily exposed to foreign currency exchange rate risk with respect to transactions and net assets denominated in Euros, Swiss Francs, Japanese Yen, British Pounds, Chinese Renminbi, Canadian Dollars,

Australian Dollars, Korean Won, Swedish Krona, Czech Koruna, Thai Baht, Taiwan Dollars, South African Rand, Russian Rubles, Indian Rupees, Turkish Lira, Polish Zloty, Danish Krone, and Norwegian Krone. We do not use derivative financial instruments for trading or speculative purposes.

Derivatives Designated as Net Investment Hedges

We are exposed to the impact of foreign exchange rate fluctuations in the investments in our wholly-owned foreign subsidiaries that are denominated in currencies other than the U.S. Dollar. In order to mitigate the volatility in foreign exchange rates, we have issued Euro notes. In September 2025, we issued Swiss Franc notes, as discussed in Note 12. We have designated 100 percent of our Euro notes and Swiss notes to hedge our net investment in certain wholly-owned foreign subsidiaries that have a functional currency of Euro and Swiss Franc, respectively. All changes in the fair value of the hedging instrument designated as a net investment hedge are recorded as a component of AOCI in our consolidated balance sheets.

At December 31, 2025, we had receive-fixed-rate, pay-fixed-rate cross-currency interest rate swaps with notional amounts outstanding of Japanese Yen 54.1 billion and Swiss Franc 290 million. These transactions further hedge our net investment in certain wholly-owned foreign subsidiaries that have a functional currency of Japanese Yen and Swiss Franc. All changes in the fair value of a derivative instrument designated as a net investment hedge are recorded as a component of AOCI in the consolidated balance sheets. The portion of this change related to the excluded component will be amortized into earnings over the life of the derivative while the remainder will be recorded in AOCI until the hedged net investment is sold or substantially liquidated. We recognize the excluded component in interest expense, net on our consolidated statements of earnings. The net cash received related to the receive-fixed-rate, pay-fixed-rate component of the cross-currency interest rate swaps is reflected in investing cash flows in our consolidated statements of cash flows. In the year ended December 31, 2025, Euro 225 million and Swiss Franc 75 million of these cross-currency interest rate swaps matured at a loss of $8.0 million and a loss of $18.6 million, respectively. In the year ended December 31, 2024, Euro 475 million of these cross-currency interest rate swaps matured at a loss of $19.3 million. In the year ended December 31, 2023, Euro 100 million and Swiss Franc 50 million of these cross-currency interest rate swaps matured at a gain of $6.0 million and a loss of $3.0 million, respectively. The settlement of these transactions with the counterparties is reflected in investing cash flows in our consolidated statements of cash flows and will remain in AOCI on our consolidated balance sheet until the hedged net investment is sold or substantially liquidated.

Derivatives Designated as Cash Flow Hedges

Our revenues are generated in various currencies throughout the world. However, a significant amount of our inventory is produced in U.S. Dollars. Therefore, movements in foreign currency exchange rates may have different proportional effects on our revenues compared to our cost of products sold. To minimize the effects of foreign currency exchange rate movements on cash flows, we hedge intercompany sales of inventory expected to occur within the next 30 months with foreign currency exchange forward contracts. We designate these derivative instruments as cash flow hedges.

We perform quarterly assessments of hedge effectiveness by verifying and documenting the critical terms of the hedge instrument and confirming that forecasted transactions have not changed significantly. We also assess on a quarterly basis whether there have been adverse developments regarding the risk of a counterparty default. For derivatives which qualify as hedges of future cash flows, the gains and losses are temporarily recorded in AOCI and then recognized in cost of products sold when the hedged item affects net earnings. On our consolidated statements of cash flows, the settlements of these cash flow hedges are recognized in operating cash flows.

For foreign currency exchange forward contracts outstanding at December 31, 2025, we had obligations to purchase U.S. Dollars and sell Euros, Japanese Yen, Canadian Dollars, Australian Dollars, Korean Won, Swedish Krona, Czech Koruna, Thai Baht, Taiwan Dollars, South African Rand, Indian Rupees, Polish Zloty, Danish Krone, and Norwegian Krone and obligations to purchase Swiss Francs and sell U.S. Dollars. These derivatives mature at dates ranging from January 2026 through April 2028. As of December 31, 2025, the notional amounts of outstanding forward contracts entered into with third parties to purchase U.S. Dollars were $1,599.6 million. As of December 31, 2025, the notional amounts of outstanding forward contracts entered into with third parties to purchase Swiss Francs were $433.3 million.

Derivatives Not Designated as Hedging Instruments

We enter into foreign currency forward exchange contracts with terms of one to three months to manage currency exposures for monetary assets and liabilities denominated in a currency other than an entity’s functional currency. Any foreign currency re-measurement gains/losses recognized in earnings are generally offset with gains/losses on the foreign currency forward exchange contracts in the same reporting period. The amount of these gains/losses is recorded in other income (expense), net. Outstanding contracts are recorded on the balance sheet at fair value as of the end of the reporting period. The notional amounts of these contracts are typically in a range of $1.25 billion to $1.75 billion per quarter.

Income Statement Presentation

Derivatives Designated as Cash Flow Hedges

Derivative instruments designated as cash flow hedges had the following effects, before taxes, on AOCI and net earnings on our consolidated statements of earnings, consolidated statements of comprehensive income (loss) and consolidated balance sheets (in millions):

	Amount of Gain / (Loss)				Amount of Gain / (Loss)
	Recognized in AOCI			Location on	Reclassified from AOCI
	Years Ended December 31,			Statement of	Years Ended December 31,
Derivative Instrument	2025	2024	2023	Earnings	2025	2024	2023
Foreign exchange forward contracts	$(6.7)	$116.0	$84.8	Cost of products sold	$56.3	$85.3	$94.1
Forward starting interest rate swaps	-	-	-	Interest expense, net	(0.7)	(0.7)	(0.7)
	$(6.7)	$116.0	$84.8		$55.6	$84.6	$93.4

The fair value of outstanding derivative instruments designated as cash flow hedges and recorded on the consolidated balance sheet at December 31, 2025, together with settled derivatives where the hedged item has not yet affected earnings, was a net unrealized gain of $40.7 million, or $36.5 million after taxes, which is deferred in AOCI. A gain of $30.7 million, or $24.8 million after taxes, is expected to be reclassified to earnings in cost of products sold and a loss of $0.8 million, or $0.6 million after taxes, is expected to be reclassified to earnings in interest expense, net over the next twelve months.

The following table presents the effects of fair value, cash flow and net investment hedge accounting on our consolidated statements of earnings (in millions):

	Location and Amount of Gain/(Loss) Recognized in Income on Fair Value, Cash Flow and Net Investment Hedging Relationships
	Years Ended December 31,
	2025		2024		2023
	Cost of	Interest	Cost of	Interest	Cost of	Interest
	Products	Expense,	Products	Expense,	Products	Expense,
	Sold	Net	Sold	Net	Sold	Net
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	$2,493.7	$(292.8)	$2,191.2	$(218.0)	$2,083.8	$(201.2)
The effects of fair value, cash flow and net investment hedging:
Loss on fair value hedging relationships
Interest rate swaps	-	(31.7)	-	(41.1)	-	(38.9)
Gain (loss) on cash flow hedging relationships
Foreign exchange forward contracts	56.3	-	85.3	-	94.1	-
Forward starting interest rate swaps	-	(0.7)	-	(0.7)	-	(0.7)
Gain on net investment hedging relationships
Cross-currency interest rate swaps	-	23.7	-	30.9	-	33.7

Derivatives Not Designated as Hedging Instruments

The following gains from these derivative instruments were recognized on our consolidated statements of earnings (in millions):

	Location on	Years Ended December 31,
Derivative Instrument	Statements of Earnings	2025	2024	2023
Foreign exchange forward contracts	Other income (expense), net	$2.6	$10.5	$4.4

These gains do not reflect losses of $14.2 million, $26.1 million and $21.6 million in 2025, 2024 and 2023, respectively, recognized in other income (expense), net as a result of foreign currency re-measurement of monetary assets and liabilities denominated in a currency other than an entity’s functional currency.

Balance Sheet Presentation

As of December 31, 2025 and 2024, all derivative instruments designated as fair value hedges, cash flow hedges and net investment hedges are recorded at fair value on our consolidated balance sheets. On our consolidated balance sheets, we recognize individual forward contracts with the same counterparty on a net asset/liability basis if we have a master netting agreement with the counterparty. Under these master netting agreements, we are able to settle derivative instrument assets and liabilities with the same counterparty in a single transaction, instead of settling each derivative instrument separately. We have master netting agreements with all of our counterparties. The fair value of derivative instruments on a gross basis is as follows (in millions):

	As of December 31, 2025		As of December 31, 2024
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Asset Derivatives Designated as Hedges
Foreign exchange forward contracts	Other current assets	$50.7	Other current assets	$82.3
Cross-currency interest rate swaps	Other current assets	29.0	Other current assets	1.6
Foreign exchange forward contracts	Other assets	18.7	Other assets	24.5
Cross-currency interest rate swaps	Other assets	20.7	Other assets	48.7
Total asset derivatives		$119.1		$157.1

Asset Derivatives Not Designated as Hedges
Foreign exchange forward contracts	Other current assets	$5.2	Other current assets	$7.1

Liability Derivatives Designated as Hedges
Foreign exchange forward contracts	Other current liabilities	$24.9	Other current liabilities	$13.8
Cross-currency interest rate swaps	Other current liabilities	9.4	Other current liabilities	12.0
Foreign exchange forward contracts	Other long-term liabilities	7.9	Other long-term liabilities	5.3
Cross-currency interest rate swaps	Other long-term liabilities	-	Other long-term liabilities	2.2
Interest rate swaps	Other long-term liabilities	112.4	Other long-term liabilities	158.6
Total liability derivatives		$154.6		$191.9

Liability Derivatives Not Designated as Hedges
Foreign exchange forward contracts	Other current liabilities	$2.6	Other current liabilities	$6.1

The table below presents the effects of our master netting agreements on our consolidated balance sheets (in millions):

		As of December 31, 2025			As of December 31, 2024
Description	Location	Gross Amount	Offset	Net Amount in Balance Sheet	Gross Amount	Offset	Net Amount in Balance Sheet
Asset Derivatives
Cash flow hedges	Other current assets	$50.7	$21.5	$29.2	$82.3	$12.6	$69.7
Cash flow hedges	Other assets	18.7	6.5	12.2	24.5	4.7	19.8
Derivatives not designated as hedges	Other current assets	5.2	1.2	4.0	7.1	5.3	1.8

Liability Derivatives
Cash flow hedges	Other current liabilities	24.9	21.5	3.4	13.8	12.6	1.2
Cash flow hedges	Other long-term liabilities	7.9	6.5	1.4	5.3	4.7	0.6
Derivatives not designated as hedges	Other current liabilities	2.6	1.2	1.4	6.1	5.3	0.8

The following net investment hedge gains (losses) were recognized on our consolidated statements of comprehensive income (loss) (in millions):

	Amount of Gain / (Loss)
	Recognized in AOCI
	Years Ended December 31,
Derivative Instrument	2025	2024	2023
Euro Notes	$(236.0)	$80.8	$(37.4)
Swiss Notes	(13.3)	-	-
Cross-currency interest rate swaps	(22.5)	79.5	(16.9)
	$(271.8)	$160.3	$(54.3)